TRADE RECEIVABLES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member]
IfrsStatementLineItems [Line Items]
Interest rate on trade receivables	4.00%	4.22%
Top of range [Member]
IfrsStatementLineItems [Line Items]
Interest rate on trade receivables	4.66%	4.53%